Revenue from Service Contracts	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue from Service Contracts

Note 14     Revenue from Service Contracts

The Company provides investment management services, administrative services, distribution and related services to proprietary and third-party investment funds, retirement plans, group benefit plans and other arrangements. The Company also provides real estate management services to tenants of the Company’s investment properties.

The Company’s service contracts generally impose single performance obligations, each consisting of a series of similar related services for each customer.

The Company’s performance obligations within service arrangements are generally satisfied over time as the customer simultaneously receives and consumes the benefits of the services rendered, measured using an output method. Fees typically include variable consideration and the related revenue is recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is subsequently resolved.

Asset based fees vary with asset values of accounts under management, subject to market conditions and investor behaviors beyond the Company’s control. Transaction processing and administrative fees vary with activity volume, also beyond the Company’s control. Some fees, including distribution fees, are based on account balances and transaction volumes. Fees related to account balances and transaction volumes are measured daily. Real estate management service fees include fixed portions plus recovery of variable costs of services rendered to tenants. Fees related to services provided are generally recognized as services are rendered, which is when it becomes highly probable that no significant reversal of cumulative revenue recognized will occur. The Company has determined that its service contracts have no significant financing components as fees are collected monthly. The Company has no significant contract assets or contract liabilities.

The following tables present revenue from service contracts by service lines and reporting segments as disclosed in note 19.

For the year ended December 31, 2018	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$328	$149	$521	$2,805	$(236)	$3,567
Transaction processing, administration, and service fees	226	854	17	1,939	–	3,036
Distribution fees and other	255	49	617	724	(30)	1,615
Total included in other revenue	809	1,052	1,155	5,468	(266)	8,218
Real estate management services reported in net investment income	31	160	147	–	10	348
Total	$840	$1,212	$1,302	$5,468	$(256)	$8,566

For the year ended December 31, 2017	Asia	Canada	U.S.	Global WAM	Corporate and Other	Total
Investment management and other related fees	$351	$137	$569	$2,397	$(232)	$3,222
Transaction processing, administration, and service fees	206	871	17	1,978	3	3,075
Distribution fees and other	269	64	626	785	(42)	1,702
Total included in other revenue	826	1,072	1,212	5,160	(271)	7,999
Real estate management services reported in net investment income	22	161	156	–	5	344
Total	$848	$1,233	$1,368	$5,160	$(266)	$8,343